Risk management and concentrations of risk (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Loss on derivative financial instruments	$ (8)	$ 0	$ 113	$ 0
Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	0		0
Amortization of amount excluded from hedge effectiveness	206		541
Reclassification from accumulated other comprehensive income	(214)		(428)
Loss on derivative financial instruments	(8)		113
Realized Gains (Losses) [Member] | Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	0		0
Amortization of amount excluded from hedge effectiveness	0		0
Reclassification from accumulated other comprehensive income	0		0
Loss on derivative financial instruments	0		0
Unrealized Gains (Losses) [Member] | Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	0		0
Amortization of amount excluded from hedge effectiveness	206		541
Reclassification from accumulated other comprehensive income	(214)		(428)
Loss on derivative financial instruments	$ (8)		$ 113